Fair Value Measurements - Additional Information (Details) - Fair value, inputs, level 1 [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Money market funds [Member]
Cash Equivalents, at Carrying Value	$ 236.6
Korean market government bonds [Member]
Cash Equivalents, at Carrying Value		$ 61.1